Cover	Jul. 30, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2024
Entity File Number	001-40905
Entity Registrant Name	Tristar Acquisition I Corp.
Entity Central Index Key	0001852736
Entity Tax Identification Number	98-1587643
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Burlington Woods Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	640-4446
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	TRIS.U
Security Exchange Name	NYSE
Class A Ordinary Share, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	TRIS
Security Exchange Name	NYSE
Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	TRIS.W
Security Exchange Name	NYSE